Note 4 - Loans - Performance of Loan Portfolio (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loans receivable	$ 132,908	$ 121,969
Residential Portfolio Segment [Member]
Loans receivable	127,077	109,717
Commercial and Multi-Family Real Estate [Member]
Loans receivable	44	125
Commercial Portfolio Segment [Member]
Loans receivable	293	6,562
Consumer Portfolio Segment [Member]
Loans receivable	5,494	5,565
Performing Financial Instruments [Member]
Loans receivable	132,816	121,921
Performing Financial Instruments [Member] | Residential Portfolio Segment [Member]
Loans receivable	126,985	109,669
Performing Financial Instruments [Member] | Commercial and Multi-Family Real Estate [Member]
Loans receivable	44	125
Performing Financial Instruments [Member] | Commercial Portfolio Segment [Member]
Loans receivable	293	6,562
Performing Financial Instruments [Member] | Consumer Portfolio Segment [Member]
Loans receivable	5,494	5,565
Nonperforming Financial Instruments [Member]
Loans receivable	92	48
Nonperforming Financial Instruments [Member] | Residential Portfolio Segment [Member]
Loans receivable	92	48
Nonperforming Financial Instruments [Member] | Commercial and Multi-Family Real Estate [Member]
Loans receivable	0	0
Nonperforming Financial Instruments [Member] | Commercial Portfolio Segment [Member]
Loans receivable	0	0
Nonperforming Financial Instruments [Member] | Consumer Portfolio Segment [Member]
Loans receivable	$ 0	$ 0